ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 711.0	$ 656.7
Accrued liabilities	529.8	426.9
Accrued interest	89.3	88.8
Accrued payroll and benefits	141.2	137.2
Deferred revenue	207.8	248.1
Accounts payable and accrued liabilities	$ 1,679.1	$ 1,557.7